                              Janus Investment Fund

                         JANUS INTERNATIONAL EQUITY FUND
                         JANUS INTERNATIONAL FORTY FUND

                          Supplement dated May 7, 2010
                       to Currently Effective Prospectuses
                             Dated November 27, 2009

Effective May 7, 2010, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to the portfolio management of each of Janus International Equity Fund and Janus International Forty Fund (each, a "Fund" and collectively, the "Funds"):

     BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since May 2010. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Laurent Saltiel, the portfolio manager for each Fund through May 6, 2010, will remain at Janus Capital Management LLC ("Janus Capital") until May 28, 2010, to assist in transitioning the Funds. Effective May 7, 2010, references to Laurent Saltiel are deleted and Brent Lynn is portfolio manager of each Fund. Brent Lynn will serve as portfolio manager of the Funds on an interim basis as Janus Capital conducts a search for a replacement portfolio manager.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund

                         JANUS INTERNATIONAL EQUITY FUND

                          Supplement dated May 7, 2010
                       to Currently Effective Prospectuses
                             Dated November 27, 2009

Effective May 7, 2010, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to the portfolio management of Janus International Equity Fund (the "Fund"):

     JANUS INTERNATIONAL EQUITY FUND
     BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of Janus International Equity Fund, which he has managed since May 2010. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Laurent Saltiel, the portfolio manager for the Fund through May 6, 2010, will remain at Janus Capital Management LLC ("Janus Capital") until May 28, 2010, to assist in transitioning the Fund. Effective May 7, 2010, references to Laurent Saltiel are deleted and Brent Lynn is portfolio manager of the Fund. Brent Lynn will serve as portfolio manager of the Fund on an interim basis as Janus Capital conducts a search for a replacement portfolio manager.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund


                         JANUS INTERNATIONAL EQUITY FUND

                         JANUS INTERNATIONAL FORTY FUND

                              JANUS WORLDWIDE FUND

                          Supplement dated May 7, 2010
                       to Currently Effective Prospectuses
                             Dated February 16, 2010

Effective May 7, 2010, the following changes apply as noted to each of Janus International Equity Fund, Janus International Forty Fund, and Janus Worldwide Fund (each, a "Fund" and collectively, the "Funds").

1. The following replaces the corresponding information found under "MANAGEMENT" in the FUND SUMMARY section of the Prospectus for each Fund:

          PORTFOLIO MANAGER: BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since May 2010.

2. The following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to the portfolio management of each Fund:

          BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since May 2010. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Laurent Saltiel, the portfolio manager for each Fund through May 6, 2010, will remain at Janus Capital Management LLC ("Janus Capital") until May 28, 2010, to assist in transitioning the Funds. Effective May 7, 2010, references to Laurent Saltiel are deleted and Brent Lynn is portfolio manager of each Fund. Brent Lynn will serve as portfolio manager of the Funds on an interim basis as Janus Capital conducts a search for a replacement portfolio manager.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.

                              Janus Investment Fund

                              JANUS WORLDWIDE FUND

                          Supplement dated May 7, 2010
                       to Currently Effective Prospectuses
                             Dated February 16, 2010

Effective May 7, 2010, the following changes apply as noted.

1. The following replaces the corresponding information found under "MANAGEMENT" in the FUND SUMMARY section of the Prospectus for Janus Worldwide Fund (the "Fund"):

          PORTFOLIO MANAGER: BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since May 2010.

2. The following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to the portfolio management of Janus Worldwide Fund:

          JANUS WORLDWIDE FUND
          BRENT A. LYNN, CFA, is Executive Vice President and Portfolio Manager of Janus Worldwide Fund, which he has managed since May 2010. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Laurent Saltiel, the portfolio manager for the Fund through May 6, 2010, will remain at Janus Capital Management LLC ("Janus Capital") until May 28, 2010, to assist in transitioning the Fund. Effective May 7, 2010, references to Laurent Saltiel are deleted and Brent Lynn is portfolio manager of the Fund. Brent Lynn will serve as portfolio manager of the Fund on an interim basis as Janus Capital conducts a search for a replacement portfolio manager.

                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR RECORDS.